Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Principal	8,161,394	7,583,276	1,084,394
Less: unamortized discount and debt issuance costs	(431,636)	(587,823)	(84,058)
Net carrying amount	8,593,030	8,171,099	1,168,452

Schedule of Amounts of Interest Cost Recognized

For the years ended December 31, 2023, 2024 and 2025, the amounts of interest cost recognized were as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Contractual interest expense	644,143	571,193	461,967	66,060
Amortization of the discount and issuance costs	292,238	278,243	235,584	33,688
Total	936,381	849,436	697,551	99,748